General (Details)	12 Months Ended
Dec. 31, 2022
Groen Gas Goor B.V. [Member]
Disclosure of associates [line items]
Green Gas Production Capacity	3 million
Groen Gas Oude-Tonge B.V. [Member]
Disclosure of associates [line items]
Green Gas Production Capacity	3.8 million
Groen Gas Gelderl And Bv Member
Disclosure of associates [line items]
Green Gas Production Capacity	9.5 million
Manara PSP [Member]
Disclosure of associates [line items]
Proportion of ownership interest	83.333%
Talasol Solar S.L.U [Member]
Disclosure of associates [line items]
Proportion of ownership interest	51.00%
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest	9.375%